SHARE-BASED AND OTHER COMPENSATION PROGRAMS - Compensation Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expenses	$ 187	$ 211	$ 192
Performance Units/Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expenses	17	18	10
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expenses	1	1	1
AXA Shareplan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expenses	14	16	10
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expenses	154	174	171
Other Compensation plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expenses	$ 1	$ 2	$ 0